Deferred Income Tax	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred Income Tax
14.	Deferred Income Tax
As of December 31, this caption includes the following:

In thousands of soles	Balances as of January 1	Recorded in the profit or loss for the year	Exchange difference	Recorded in other comprehensive income	Balances as of December 31	Deferred tax assets	Deferred tax liabilities
2025
Tax losses	270,520	13,235	6,623	—	290,378	170,748	119,630
Loss for impairment of trade receivables	23,506	9,205	519	—	33,230	22,032	11,198
Provision for unpaid vacations and annual performance bonuses	13,768	(1,818)	171	—	12,121	4,191	7,930
Trade accounts payable	528	2,195	37	—	2,760	370	2,390
Derivative financial instruments	16,611	10,215	(242)	248	26,832	20,682	6,150
Provisions	3,234	(6,615)	(69)	—	(3,450)	750	(4,200)
Intangibles	(187,927)	139,306	(3,227)	—	(51,848)	—	(51,848)
Investments in associates and others	(15,133)	11,524	(211)		(3,820)	104	(3,924)
Loans and borrowings	25,623	(17,885)	(362)	—	7,376	36,801	(29,425)
Property, furniture and equipment	(317,191)	(127,402)	(9,150)	—	(453,743)	(33,028)	(420,715)
Others	31,611	46,475	1,708	—	79,794	8,066	71,728

Net tax	(134,850)	78,435	(4,203)	248	(60,370)	230,716	(291,086)

In thousands of soles	Balances as of January 1	Recorded in the profit or loss for the year	Exchange difference	Recorded in other comprehensive income	Balances as of December 31	Deferred tax assets	Deferred tax liabilities
2024
Tax losses	210,073	79,113	(18,666)	—	270,520	210,106	60,414
Loss for impairment of trade receivables	24,903	(40)	(1,357)	—	23,506	18,247	5,259
Provision for unpaid vacations and annual performance bonuses	18,122	(2,501)	(1,853)	—	13,768	13,768	—
Trade accounts payable	(217)	715	30	—	528	471	57
Derivative financial instruments	18,859	2,140	(2,644)	(1,744)	16,611	16,611	—
Provisions	3,860	(277)	(349)	—	3,234	92	3,142
Intangibles	(237,377)	14,431	35,019	—	(187,927)	42	(187,969)
Investments in associates and others	(22,120)	(1,138)	8,125	—	(15,133)	(10,420)	(4,713)
Loans and borrowings	38,452	(6,438)	(6,391)	—	25,623	21,136	4,487
Property, furniture and equipment	(361,819)	(3,787)	48,415	—	(317,191)	(16,940)	(300,251)
Others	(21,191)	60,489	(7,687)	—	31,611	(59,593)	91,204

Net tax	(328,455)	142,707	52,642	(1,744)	(134,850)	193,520	(328,370)

In thousands of soles	Balances as of January 1	Recorded in the profit or loss for the year	Exchange difference	Business combination	Recorded in other comprehensive income	Balances as of December 31	Deferred tax assets	Deferred tax liabilities
2023
Tax losses	157,569	35,273	16,453	778	—	210,073	150,579	59,494
Loss for impairment of trade receivables	16,609	6,568	1,726	—	—	24,903	14,527	10,376
Provision for unpaid vacations and annual performance bonuses	10,615	5,019	869	925	694	18,122	5,934	12,188
Trade accounts payable	735	(664)	11	(299)	—	(217)	315	(532)
Derivative financial instruments	13,444	9,573	841	—	(4,999)	18,859	6,247	12,612
Provisions	1,936	1,015	89	820	—	3,860	1,151	2,709
Intangibles	(243,440)	39,962	(32,875)	(1,024)	—	(237,377)	—	(237,377)
Investments in associates and others	(1,244)	(18,968)	(2,198)	290	—	(22,120)	(3,160)	(18,960)
Loans and borrowings	13,510	17,286	7,656	—	—	38,452	24,748	13,704
Property, furniture and equipment	(321,753)	(674)	(39,386)	(6)	—	(361,819)	(41,059)	(320,760)
Others	4,071	(23,494)	(1,768)	—	—	(21,191)	8,089	(29280)

Net tax	(347,948)	70,896	(48,582)	1,484	(4,305)	(328,455)	167,371	(495,826)